Related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related party borrowings and receivables
Lease liabilities	$ 325,000,000		$ 325,000,000		$ 368,000,000
AGSA
Related party borrowings and receivables
Net charge	10,000,000	$ 10,000,000	19,000,000	$ 19,000,000
Net Movement In Working Capital	(7,000,000)	$ (4,000,000)	(6,000,000)	$ (1,000,000)
Lease liabilities	$ 1,000,000		$ 1,000,000		$ 1,000,000